Form N-1A Cover	Mar. 04, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 04, 2026
Prospectus Date	Oct. 28, 2025